Administrative, Institutional, P, D Prospectus | AllianzGI U.S. Managed Volatility Fund
AllianzGI U.S. Managed Volatility Fund

ALLIANZ FUNDS

Supplement dated February 14, 2014 to the

Statutory Prospectuses for Administrative Class, Institutional Class, Class A, Class B, Class C, Class D, Class P and

Class R shares of all series of Allianz Funds except for AllianzGI Money Market Fund

Dated August 28, 2013 (as revised December 19, 2013) (as supplemented thereafter)

Disclosure Relating to AllianzGI U.S. Managed Volatility Fund

Within the Fund Summary relating to the AllianzGI U.S. Managed Volatility Fund, the first sentence in the third paragraph in the subsection entitled “Principal Investment Strategies” is hereby restated in its entirety as follows:

In addition to equity securities (such as preferred stocks, convertible securities and warrants) and equity-related instruments, the Fund may invest in securities issued in initial public offerings (IPOs) and real estate investment trusts (REITs), and utilize foreign currency exchange contracts, options, stock index futures contracts, warrants and other derivative instruments.

Within the Fund Summary relating to the AllianzGI U.S. Managed Volatility Fund, the following is hereby added after “Management Risk” in the subsection entitled “Principal Risks”:

REIT and Real Estate-Related Investment Risk: Adverse changes in the real estate markets may affect the value of REIT investments or real estate-linked derivatives.

Please retain this Supplement for future reference.